General and Administrative Expenses (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General and administrative expenses [Abstract]
IT costs	[1]	€ 3,822	€ 3,816	€ 3,872
Regulatory, Tax and Insurance	[2],[3]	1,545	1,489	1,421
Occupancy, furniture and equipment expenses		1,723	1,849	1,972
Professional service fees	[1]	1,530	1,750	2,305
Banking and transaction charges		753	744	664
Communication and data services		636	686	761
Travel and representation expenses		347	405	450
Marketing expenses		278	309	285
Other expenses	[4]	652	925	3,390
Total general and administrative expenses		€ 11,286	€ 11,973	€ 15,454

[1]	Prior year numbers have been restated to reflect a shift from IT costs to professional service fees due to a change in the organizational structure.
[2]	Includes bank levy of EUR690million in 2018, EUR596million in 2017 and EUR547million in 2016.
[3]	Regulatory, Tax & Insurance which comprises Bank levy and Insurance and Deposit protection has been presented separately in order to provide further transparency. In the Annual Report for the year ended December 31, 2017, these expenses were included within Other expenses.
[4]	Includes litigation related expenses of EUR88million in 2018, EUR213million in 2017 and EUR 2.4billion in 2016. See Note 29 Provisions, for more detail on litigation.